Related party transaction: (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Infinity Satcom Universal Private Limited [Member]
Disclosure of related parties [Line Items]
Name of ultimate parent of group	Infinity Satcom Universal Private Limited
Country of incorporation of entity whose consolidated financial statements have been produced for public use	India
Raju Vegesna Infotech Industries Private Limited [Member]
Disclosure of related parties [Line Items]
Name of ultimate parent of group	Raju Vegesna Infotech & Industries Private Limited (Subsidiary of Infinity Satcom Universal Private Limited)
Country of incorporation of entity whose consolidated financial statements have been produced for public use	India
Ramanand Core Investment Company Private Limited [Member]
Disclosure of related parties [Line Items]
Name of ultimate parent of group	Ramanand Core Investment Company Private Limited (Subsidiary of Raju Vegesna Infotech & Industries Private Limited)
Country of incorporation of entity whose consolidated financial statements have been produced for public use	India
Sify Technologies Singapore Pte. Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	Sify Technologies (Singapore) Pte. Limited
Country of incorporation	Singapore
Proportion of ownership interest in subsidiary	100.00%	100.00%
Sify Technologies North America Corporation [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	Sify Technologies North America Corporation
Country of incorporation	USA
Proportion of ownership interest in subsidiary	100.00%	100.00%
Sify Data and Managed Services Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	Sify Data and Managed Services Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Sify Infinit Spaces Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	Sify Infinit Spaces Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Sify Digital Services Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	Sify Digital Services Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Print House India Private Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	Print House (India) Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	0.00%	100.00%
Raju Vegesna Foundation [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	Raju Vegesna Foundation
Country of incorporation	India
Patel Auto Engineering Private Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	Patel Auto Engineering Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%
SKVR Software Solution Private Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	SKVR Software Solution Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%